Collaboration Revenue (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	[1]	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenues
Total collaboration revenue	$ 4		$ 193	$ 49	$ 220
Farxiga: sales milestones
Revenues
Total collaboration revenue				$ 49	25
COVID-19 mAbs: licence fees
Revenues
Total collaboration revenue					180
Other Collaboration Revenue
Revenues
Total collaboration revenue					$ 15

[1]	The Q2 2024 and Q2 2023 information in respect of the three months ended 30 June 2024 and 30 June 2023 respectively included in the Interim financial statements have not been reviewed by PricewaterhouseCoopers LLP.